SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Interest Rate Risk (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
Long-term debt, gross	$ 1,441,250	$ 1,480,000
Interest rate swaps
Debt Instrument [Line Items]
Notional amount	350,000
Term Loan
Debt Instrument [Line Items]
Face amount of debt instrument	1,040,000
Term Loan | Interest rate swaps
Debt Instrument [Line Items]
Impact of 100 basis point increase or decrease of basis spread on variable rate	$ 6,900